Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001583648
Entity Registrant Name	Palvella Therapeutics, Inc.
Amendment Flag	true
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Document Type	S-1/A
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	30-0784346
Entity Address, Address Line One	125 Strafford Ave Suite 360
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.